Business Combination - Schedule of Assets and Liabilities Recognised (Details) - Fair Value [Member]	Jun. 30, 2024 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Banks	$ 228
Accounts Receivable	316,972
Other Receivable	1,044,808
Inventory	532,231
Property, Plant, and Equipment	1,138,026
Intangible Assets	3,824,054
Right-of-use of assets	43,507
Accounts Payable	(1,384,980)
Current Financial Debt	(1,176,089)
Current Other Liabilities	(356,757)
Non-current Financial Debt	(119,464)
Non-current Other Liabilities	(177,367)
Deferred Tax Liability	(1,297,436)
Net identifiable assets acquired	2,387,733
Goodwill recognized	249,725	[1]
Net assets acquired	$ 2,637,458

[1]	The goodwill is attributable to the expected future synergies from combining operations as well as an assembled workforce, which does not qualify for separate recognition. The Company expects that the ValoraSoy Acquisition will help to accelerate its growth in the food ingredients industry by expanding its commercial network with a top-notch sales team and complementing its Molecular Farming Platform with industrial capacity and downstream operations, in addition to adding a highly experienced team of professionals. It will not be deductible for tax purposes.